State Street Institutional US Government Money Market Fund Annual Fund Operating Expenses - Class G [Member] - State Street Institutional US Government Money Market Fund - Class G	Dec. 31, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.05%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.02%
Expenses (as a percentage of Assets)	0.07%